Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment Installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments aggregated to form reportable segments | Segment	0
Payment period by the customer in transfer of goods or services	1 year
Realizing period of current asset	12 months
Cash or cash equivalent unless restricted settling liability period	12 months
Settling period of current liability	12 months
Customer distribution costs	$ 61,300	$ 49,400	$ 26,100
Deferring settlement period of current liability	12 months
Short term lease term	12 months or less
Employee benefits settlement period	within 12 months
Premium expenses	$ 9,208	8,390	$ 4,543
Employee stock options (ESOP) and Restricted Stock Units (RSU)
Significant Accounting Policies [Line Items]
Awards vesting description	The awards only have a service condition whereby the awards vest in 12-month installments over 36 months. Each of the installments are treated as separate awards which are expensed on a linear basis for each installment period i.e., 12 months, 24 months, and 36 months; this will result in a front-loaded IFRS 2 charge.
Number of installments | Installment	12
Vesting period	36 months
Alecta
Significant Accounting Policies [Line Items]
Expected premiums	$ 1,000
Premium expenses	$ 1,100	$ 1,700
Preliminary percentage of collective consolidation level	172.00%
Trademarks, Patents and Similar Rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years
Bottom of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level	125.00%
Bottom of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	3 years
Top of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level	175.00%
Top of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years